Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign exchange instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	¥ 15,050	¥ 26,542
Derivatives not designated as hedging instruments	1,204,695	1,364,514
Foreign exchange instruments | Foreign currency forward exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	15,050	26,542
Derivatives not designated as hedging instruments	611,359	552,585
Foreign exchange instruments | Foreign currency option contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	44,237	92,965
Foreign exchange instruments | Currency swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	549,099	718,964
Interest rate instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	3,566,605	3,806,091
Interest rate instruments | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	¥ 3,566,605	¥ 3,806,091